Property and Equipment, Net - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment [Line Items]
Depreciation and amortization expense	$ 95,000	$ 87,000	$ 363,000	$ 279,000	$ 11,000
Maximum [Member]
Property Plant And Equipment [Line Items]
Depreciation and amortization expense					$ 100,000